Bank Loans and Notes Payable	12 Months Ended
Dec. 31, 2024
Bank Loans and Notes Payable [Abstract]
Bank Loans and Notes Payable	Bank Loans and Notes Payable

		As of December 31, (1)
													Carrying		Fair		Carrying
													Value at		Value at		Value at
(in millions of Mexican pesos)	2025		2025		2027		2028		2029		2030 and thereafter		December 31, 2024		December 31, 2024		December 31, 2023
Short-term debt:
Fixed-rate debt:
Euros
Bank loans	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		2.6%
Argentine pesos
Bank loans		638		—		—		—		—		—		638		638		72
Interest rate		50.1%		—%		—%		—%		—%		—%		50.1%		—%		130.0%
Chilean pesos
Bank loans		460		—		—		—		—		—		460		460		633
Interest rate		6.4%		—%		—%		—%		—%		—%		6.4%		—		9.6%
Colombian pesos
Bank loans		345		—		—		—		—		—		345		345		—
Interest rate		10.4%		—%		—%		—%		—%		—%		10.4%		—		—%
Uruguayan pesos
Bank loans		46		—		—		—		—		—		46		46		—
Interest rate		10.8%		—%		—%		—%		—%		—%		10.8%		—		—%
Variable-rate debt:
Mexican pesos
Bank loans		650		—		—		—		—		—		650		650		979
Interest rate		13.5%		—%		—%		—%		—%		—%		13.5%		—		13.3%
Chilean pesos
Bank loans		1,222		—		—		—		—		—		1,222		1,222		754
Interest rate		6.4%		—%		—%		—%		—%		—%		6.4%		—		9.2%
Colombian pesos
Bank loans		414		—		—		—		—		—		414		414		—
Interest rate		10.4%		—%		—%		—%		—%		—%		10.4%		—		—%
Total short-term debt	Ps.	3,775	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	3,775	Ps.	3,775	Ps.	2,453

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2024		Fair Value at December 31, 2024		Carrying Value at December 31, 2023⁽¹⁾
											2030 and Thereafter
(in millions of Mexican pesos)	2025		2026		2027		2028		2029
Long-term debt:
Fixed-rate debt:
Euro
Senior unsecured notes	Ps.	—	Ps.	10,457	Ps.	—	Ps.	6,223	Ps.	—	Ps.	5,068	Ps.	21,748	Ps.	20,274	Ps.	18,988
Interest rate		—%		2.6%		—%		0.5%		—%		1.0%		1.6%		—		1.6%
Promissory notes		—		—		—		—		—		—		—		—		1,064
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		1.3%
Swiss franc
Promissory notes		—		—		—		—		—		—		—		—		463
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		0.8%
U.S. dollars
Yankee bond (2)		—		—		—		—		—		43,504		43,504		39,586		36,352
Interest rate		—%		—%		—%		—%		—%		3.1%		3.1%		—		3.1%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		8,563		8,563		7,283		7,121
Interest rate (1)		—%		—%		—%		—%		—%		4.4%		4.4%		—		4.4%
Bank of NY (FEMSA USD 2050)		—		—		—		—		—		27,249		27,249		19,664		26,162
Interest rate (1)		—%		—%		—%		—%		—%		3.5%		3.5%		—		3.5%
Bank loans		138		—		2,331		—		—		—		2,469		2,469		2,083
Interest rate		6.7%		—%		5.1%		—%		—%		—%		5.2%		—		3.8%
Mexican pesos
(CEBUR MXN L22-2L)		—		—		—		—		—		8,435		8,435		8,110		8,434
Interest rate (1)		—%		—%		—%		—%		—%		9.7%		9.7%		—		9.7%
Domestic senior notes		—		—		8,495		9,961		—		5,493		23,949		22,490		23,946
Interest rate		—%		—%		7.9%		7.4%		—%		10.0%		8.1%		—		8.1%
Bank loans		184		132		104		38		—		—		458		458		644
Interest rate		10.8%		11.8%		12.3%		12.9%		—%		—%		11.6%		—		11.4%
Brazilian reais
Bank loans		—		—		—		—		—		—		—		—		21
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		6.9%
Chilean pesos
Bank loans		—		—		—		—		—		—		—		—		27
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		9.3%
Subtotal	Ps.	322	Ps.	10,589	Ps.	10,930	Ps.	16,222	Ps.	—	Ps.	98,312	Ps.	136,375	Ps.	120,334	Ps.	125,305

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2024		Fair Value at December 31, 2024		Carrying Value at December 31, 2023⁽¹⁾
											2030 and thereafter
(in millions of Mexican pesos)	2025		2026		2027		2028		2029
Variable-rate debt:
Euro
Promissory notes	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,700
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		4.8%
Swiss franc
Promissory notes		—		—		—		—		—		—		—		—		603
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		2.1%
Mexican pesos
(CEBUR MXN L22)		—		—		826		—		—		—		826		832		826
Interest rate (1)		—%		—%		11.6%		—%		—%		—%		11.6%		—		11.6%
Domestic senior notes		1,727		—		2,927		—		—		—		4,654		4,659		4,653
Interest rate (1)		10.5%		—%		10.5%		—%		—%		—%		10.5%		—		11.6%
Bank Loans		892		450		544		444		186		49		2,565		2,566		1,270
Interest rate (1)		13.4%		13.4%		12.6%		13.7%		13.8%		13.8%		13.3%		—		13.0%
Brazilian reais
Bank loans		6		3		—		—		—		—		9		8		14
Interest rate		9.1%		9.1%		—%		—%		—%		—%		9.1%		—		8.9%
Subtotal	Ps.	2,625	Ps.	453	Ps.	4,297	Ps.	444	Ps.	186	Ps.	49	Ps.	8,054	Ps.	8,065	Ps.	9,066
Total long-term debt	Ps.	2,947	Ps.	11,042	Ps.	15,227	Ps.	16,666	Ps.	186	Ps.	98,361	Ps.	144,429	Ps.	128,399	Ps.	134,371
Current portion of long-term debt														(2,947)				(5,998)
Total debt (3)													Ps.	148,204			Ps.	136,824

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Interest rate derivatives that have been designated as fair value hedge relationships have been used by Coca-Cola FEMSA to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “Market value (gain) loss on financial instruments” in the period in which they occur. During December 31, 2024, the Company applied hedging to a portion of the Senior Notes of US$705, which are linked to an interest rate swap. Starting in 2022, the hedging gain or loss adjust the carrying amount of the hedged item and is recognized in the consolidated income statement under “Market value (gain) loss in financial instruments”. During the year ended December 31, 2024, the Company recognized a gain of Ps. 383 in the consolidated income statement under “Market value (gain) loss in financial instruments”, which offsets the loss on interest rate derivatives used to hedge debt denominated in USD, that resulted from increases in interest rates.

(3)For the years ended December 31, 2024 and 2023 the Company paid for amortization cost Ps. 1,122 and Ps. 1,121 respectively.

											2030 and	Total		Total
Hedging Derivative Financial Instruments (1)	2025		2026		2027		2028		2029		Thereafter	2024		2023
	(notional amounts in millions of Mexican pesos)														`
Cross-currency swaps:
U.S. dollars to Mexican pesos
Fixed to a variable (3) (4)	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	14,330	Ps.	14,330	Ps.	6,031
Interest pay rate		—		—		—		—		—	8.9%		8.9%		56.1%
Interest receive rate		—		—		—		—		—	3.9%		3.9%		3.6%
Fixed to fixed		—		—		—		—		—	10,000		10,000		10,000
Interest pay rate		—		—		—		—		—	8.9%		8.9%		8.9%
Interest receive rate		—		—		—		—		—	3.5%		3.5%		3.5%
Fixed to fixed (2)
Interest pay rate		—		—		—		—		—	9.4%		9.4%		9.4%
Interest receive rate		—		—		—		—		—	4.4%		4.4%		4.4%
U.S. dollars to Euro
Fixed to fixed		—		—		—		6,819		—	5,595		12,414		10,940
Interest pay rate		—		—		—		1.7%		—	2.1%		1.9%		1.9%
Interest receive rate		—		—		—		0.5%		—	1.0%		0.7%		0.7%
U.S. dollars to Brazilian reais
Fixed to variable		—		5,067		2,027		—		—	—		7,094		5,912
Interest pay rate		—		12.9%		2.8%		—		—	—		12.1%		11.6%
Interest receive rate		—		2.1%		2.8%		—		—	—		2.3%		2.3%
Fixed to fixed		—		—		—		—		—	9,729		9,729		8,109
Interest pay rate		—		—		—		—		—	8.0%		8.0%		8.0%
Interest receive rate		—		—		—		—		—	2.8%		2.8%		2.8%
Colombian pesos
Fixed to fixed		—		1,184		—		—		—	—		1,184		987
Interest pay rate		—		6.3%		—		—		—	—		6.3%		6.3%
Interest receive rate		—		2.8%		—		—		—	—		2.8%		2.8%
Interest rate swaps:
Fixed to variable rate:		—		—		—		—		—	10,134		10,134		8,447
Interest pay rate		—		—		—		—		—	4.8%		4.8%		5.7%
Interest receive rate		—		—		—		—		—	1.9%		1.9%		1.9%
Variable to a fixed rate:		—		—		2,331		—		—	—		2,331		1,943
Interest pay rate		—		—		3.6%		—		—	—		3.6%		3.6%
Interest receive rate		—		—		1.9%		—		—	—		1.9%		1.9%
Total		—		6,251		4,358		6,819		—	49,788		67,216		52,369

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps. 24,330, that have a starting date in December 31, 2024; receiving a fixed rate of 4.4% and pay a fixed rate of 9.4%.

(3)Interest rate swaps with a notional amount of Ps.12,465 that receive a variable rate of 1.9% and pay a fixed rate of 3.6%; joined with a cross-currency swaps, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.4% and pay a variable rate of 9.4%.

(4)In 2023, the Company had an unwind of part of its cross-currency swaps related with the debt prepayment.
For the years ended December 31, 2024, December 31, 2023 and December 31, 2022, the interest expense is comprised as follows:

	2024		2023		2022
Interest on debts and borrowings	Ps.	8,817	Ps.	8,555	Ps.	8,129
Interest expense charges for employee benefits (Note 17.4)		587		590		553
Derivative instruments		3,188		(1,891)		1,795
Finance operating charges		175		821		(413)
Interest expense for leases liabilities (Note 12)		7,235		6,841		5,789
	Ps.	20,002	Ps.	14,916	Ps.	15,853

For the years ended December 31, 2024, December 31, 2023 and December 31, 2022, the interest income is comprised as follows:

	2024		2023		2022
Tender Offer	Ps.	782	Ps.	6,961	Ps.	—
Interest on investments		10,764		9,566		3,782
Finance operating products		305		514		—
Others		59		568		(13)
	Ps.	11,910	Ps.	17,609	Ps.	3,769

On May 7, 2013, the Company issued long-term debt on the NYSE (Yankee Bond) in the amount of U.S. $1,000, which was made up of senior notes of U.S. $300 with a maturity of 10 years and a fixed interest rate of 2.875%; and senior notes of U.S. $700 with a maturity of 30 years and a fixed interest rate of 4.375%. In March 2023, the Company made a tender offer in international markets for a principal amount of U.S. $147 related to this Yankee Bond, with a settlement price of U.S. $130, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement, representing a gain of Ps. 346. Then, in May 2023, the Company paid the senior notes of U.S. $300 which became to maturity. Finally, in November 2023, the Company made an additional tender offer for a principal amount of U.S. $127 related to the same senior notes.

On January 16, 2020, the Company issued U.S. $1,500 3.500% Senior Unsecured Notes at an annual rate of 130 basis points over the relevant benchmark. In addition, on February 12, 2020, the Company placed a re-tap to its US-denominated SEC-registered Senior Unsecured Notes due 2050 and issued U.S. $300 3.500% at an annual rate of 137.5 basis points over the relevant benchmark, raising the total outstanding balance to U.S. $1,800 with an implied yield to maturity of 3.577%. In June 2020, the Company issued U.S. $700 3.500% Senior Unsecured Notes due 2050 with an implicit weighted performance of 3.358%. In March 2023, the Company made a tender offer in international markets for a principal amount of U.S. $943 related with these senior notes, with a settlement price of U.S. $715, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement, representing a gain of Ps. 4,199. In June 2024, the Company made a tender offer in International markets for a principal amount of U.S. $207 related with these senior notes. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement, representing a gain of Ps. 703.

The Company had designated a portion of these non-derivative financial liabilities as a hedge on the net investment. During 2023, the Company divested its investments in JRD and Envoy; as a result of these transactions, the net investment hedge was discontinued, recycling the effects of Envoy’s hedge in the consolidated income statements, which amount to a gain of Ps. 3,910; while in the case of JRD’s hedge, it remained in other comprehensive income, as this investment was classified as FVOCI, which amount to a gain of Ps. 1,188.

In April 2021, the Company issued €500 and €700 in debt certificates at a fixed rate of 1.0%, maturing in 2033 and 0.5% maturing in 2028, respectively. In March 2023, the Company made a tender offer in international markets for a principal amount of €404 in debt securities maturing in 2028 and €259 in debt securities maturing in 2033, with a settlement price of €347 for maturing in 2028 and €197 for maturing in 2033, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement, representing a loss of Ps. 616.
On May 21, 2021, this non-derivative financial liability was designated as a hedge of the net investment in Heineken. During 2023, the Company divested its investment in Heineken. Therefore, the net investment hedge was discontinued, recycling the effects of Heineken’s hedge in the consolidated income statements, which amount to a gain of Ps. 5,763 (See Note 4.3.1).

In November 2022, the Company issued Ps. 8,446 and Ps. 827 in debt certificates at a fixed rate of 9.65%, maturing in 2032 and a floating rate of TIIE28 + 0.10%, maturing in 2027, respectively. The bond’s interest rate depends on the Company achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents, (2027 and 2032), the interest rate on the will increase by 25 basis points. As of December 31, 2024 the Company continues monitoring and expects to meet these key performance indicators. In accordance with the terms of the Bonds, they are linked to FEMSA's Sustainability-Linked Bond Framework, the which was adopted and published by the Company in relation to the issuance of the Sustainability-Linked Bond denominated in Euros issued in 2021 in the international capital market, for €700 in senior notes maturing in 2028, and €500 in senior notes maturing in 2033.
In February 2023, as part of Heineken Offering shares, the Company issued debt on the Frankfurt Stock Exchange (FWB) in the amount of EUR 500 million which was made up of senior unsecured Exchangeable Bonds (EB) due 2026; with a fixed interest rate of 2.625% per annum payable annually. The aggregate principal amount of the EB will be repayable with Heineken Holding N.V. shares or cash, considering an initial exchange price of EUR 95.625, being a premium of 27.5%, to EUR 75.00, being the clearing price of each share. As of the issuance date, the initial exchange option shall be comprised of 5,228,758 shares. See Note 14.2.

Coca-Cola FEMSA has the following bonds:

a)registered with the Mexican stock exchange:
i)   Ps. 8,500 (nominal value) with a maturity in 2027 and a fixed interest rate of 7.87%; ii) Ps. 1,727 (nominal value) with a maturity date in 2025 and a floating interest rate of Equilibrium Interbank Interest Rate (“TIIE”) + 0.08%; iii) Ps. 3,000 (nominal amount) with a maturity date in 2028 and fixed interest rate of 7.35%, iv) Ps. 6,965 (nominal amount) on a Sustainability-Linked Bond ("SLB") with a maturity date in 2028 and fixed rate of 7.36%, and v) Ps. 2,435 (nominal amount) on an SLB with a maturity date in 2026 and floating rate of TIIE + 0.05%, vi) Ps.5,500 (nominal amount) with a maturity date in 2029 and a fixed rate of 9.95%, vii) Ps.$500 (nominal amount) with a maturity date in 2026 and a floating rate of TIIE + 0.05%.

b)registered with the New York Stock Exchange:
i)    Senior notes of U.S. $1,041 with a fixed interest rate of 2.75% and maturity on January 22, 2030; ii) Senior notes of US. $705 with interest at a fixed rate of 1.85% and maturity date on September 1, 2032 and iii) Senior notes of US. $489 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043.

The Senior Notes are guaranteed by Coca-Cola FEMSA subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., and Yoli de Acapulco, S. de R.L. de C.V. (the “Guarantors”).
During the third quarter of 2021, Coca-Cola FEMSA issued the first SLB in the Mexican market for a total of Ps. 9,400 in the modality of communicating vessels with maturities in 2025 and 2026 and with those resources prepaid bilateral loans denominated in Mexican pesos of: i) Ps. 3,760 with a maturity date of February 2025 and ii) Ps. 5,640 with an expiration date of August 2026. The bond’s interest rate depends on us achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents, (2024 and 2026), the interest rate on the bonds will increase by 25 basis points. As of December 31, 2024 Coca-Cola FEMSA based on our external consulting firm review and the evidence presented by the Company, the indicator was complied and was reliably obtained, is fairly presented, has no significant deviations or omissions, and was prepared based on the requirements set forth in the supplement to the notes.
During the fourth quarter of 2022, Coca-Cola FEMSA repurchased a portion of the following notes registered with the SEC i) Senior notes of US. $209 with maturity date on January 2030, and ii) Senior notes of US. $111 with maturity date on November 2043, representing a net savings of Ps. 408 (nominal amounts). The amounts shown on the first paragraph already consider these repurchases.

Additionally during 2022, Coca-Cola FEMSA issued a social and sustainable bond in the Mexican Market on a dual-tranche transaction for an amount of Ps. 6,000.

During the second quarter of 2023, the Company paid on the maturity date May,12,2023 a Certificado Bursátil for i) Ps. 7,500 (nominal value) and a fixed interest rate of 5.46%.

Additionally, during 2024 and 2023, the Company obtained bank loans in Argentina for Ps. 657 and Ps. 73 respectively.

The Company has financing from different institutions under agreements that stipulate different restrictions and covenants, which mainly consist of maximum levels of leverage and capitalization as well as minimum consolidated net equity and debt and interest coverage ratios. As of the date of these consolidated financial statements, the Company complied with all restrictions and covenants contained in its financing agreements.
19.1 Reconciliation of liabilities arising from financing activities

	Carrying												Carrying
	Value at												Value at
	January 1, 2024		Cash Flows		Non-cash effects								December 31, 2024
									Foreign
					Acquisitions		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	10,518	Ps.	2,105	Ps.	—	Ps.	—	Ps.	504	Ps.	(39)	Ps.	13,088
Notes payable		126,306		(7,262)		1,510		—		16,926		(2,364)		135,116
Total liabilities from financing activities		136,824		(5,157)		1,510		—		17,430		(2,403)		148,204
Lease liabilities		96,073		(19,675)		474		17,520		3,995		9,708		108,095
Total financing activities	Ps.	232,897	Ps.	(24,832)	Ps.	1,984	Ps.	17,520	Ps.	21,425	Ps.	7,305	Ps.	256,299

(1) Includes mainly remeasurements of leases, and amortized costs.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2023		Cash Flows		Non-cash effects								December 31, 2023
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	12,893	Ps.	(1,526)	Ps.	3	Ps.	—	Ps.	(852)	Ps.	—	Ps.	10,518
Notes payable		178,848		(30,657)		—		—		(15,364)		(6,521)		126,306
Total liabilities from financing activities		191,741		(32,183)		3		—		(16,216)		(6,521)		136,824
Lease liabilities		93,317		(16,171)		48		20,698		(1,891)		72		96,073
Total financing activities	Ps.	285,058	Ps.	(48,354)	Ps.	51	Ps.	20,698	Ps.	(18,107)	Ps.	(6,449)	Ps.	232,897

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2022		Cash Flows (2)		Non-cash effects								December 31, 2022
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	7,580	Ps.	(415)	Ps.	6,181	Ps.	—	Ps.	(78)	Ps.	(375)	Ps.	12,893
Notes payable		183,005		6,718		—		—		(8,957)		(1,919)		178,848
Total liabilities from financing activities		190,585		6,303		6,181		—		(9,034)		(2,294)		191,741
Lease liabilities		62,355		(15,108)		21,933		10,686		(356)		13,807		93,317
Total liabilities from financing activities		252,940		(8,805)		28,114		10,686		(9,390)		11,513		285,058

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.
(2)Cash flows of Total liabilities from financing activities include Ps. 5,973 from continuing operations and Ps. 330 from discontinued operations.